Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 1.78	£ 1.91	£ 1.38
Dividends paid	£ 553	£ 593	£ 427
First Interim [Member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 1.04	£ 1.02	£ 1.05
Dividends paid	£ 323	£ 317	£ 325
Second Interim [Member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 0.74	£ 0.89	£ 0.33
Dividends paid	£ 230	£ 276	£ 102